Derivative Warrant Liabilities - Schedule of Binomial Model was Used to Measure the Derivative Warrant Liability (Details)	Jul. 31, 2026
Share Price [Member]
Schedule of Binomial Model was Used to Measure the Derivative Warrant Liability [Line Items]
Derivative warrant liability measurement assumptions	1.69
Exercise Price [Member]
Schedule of Binomial Model was Used to Measure the Derivative Warrant Liability [Line Items]
Derivative warrant liability measurement assumptions	1.875
Expected life [Member] | Bottom of Range [Member]
Schedule of Binomial Model was Used to Measure the Derivative Warrant Liability [Line Items]
Derivative warrant liability measurement assumptions	1.68
Expected life [Member] | Top of Range [Member]
Schedule of Binomial Model was Used to Measure the Derivative Warrant Liability [Line Items]
Derivative warrant liability measurement assumptions	2.46
Risk-free interest rate [Member] | Bottom of Range [Member]
Schedule of Binomial Model was Used to Measure the Derivative Warrant Liability [Line Items]
Derivative warrant liability measurement assumptions	3.83
Risk-free interest rate [Member] | Top of Range [Member]
Schedule of Binomial Model was Used to Measure the Derivative Warrant Liability [Line Items]
Derivative warrant liability measurement assumptions	4.31
Dividend yield [Member]
Schedule of Binomial Model was Used to Measure the Derivative Warrant Liability [Line Items]
Derivative warrant liability measurement assumptions	0
Expected volatility [Member] | Bottom of Range [Member]
Schedule of Binomial Model was Used to Measure the Derivative Warrant Liability [Line Items]
Derivative warrant liability measurement assumptions	127.28
Expected volatility [Member] | Top of Range [Member]
Schedule of Binomial Model was Used to Measure the Derivative Warrant Liability [Line Items]
Derivative warrant liability measurement assumptions	166.5